UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund:  Ready Assets Prime Money Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.6%
Citibank NA:
0.23%, 11/07/14	$25,000	$25,000,000
0.24%, 11/21/14	56,000	56,000,000
Wells Fargo Bank NA, 0.22%, 11/26/14 (a)	50,000	50,000,000

		131,000,000
Euro — 0.9%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	20,000	20,000,000
Yankee (b) — 42.5%
Australia & New Zealand Banking Group Ltd., 0.23%, 2/25/15 (a)	15,000	15,000,000
Bank of Montreal, Chicago (a):
0.23%, 9/05/14	30,000	30,000,000
0.22%, 1/08/15	25,000	25,000,000
Bank of Nova Scotia, Houston (a):
0.28%, 8/08/14	17,500	17,500,000
0.20%, 2/06/15	30,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 8/27/14	40,000	39,999,856
BNP Paribas SA, NY:
0.30%, 8/04/14	15,000	15,000,000
0.30%, 9/05/14 (a)	29,000	29,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.29%, 1/02/15	44,745	44,745,000
0.22%, 6/17/15	25,725	25,725,000
Credit Agricole CIB., NY:
0.25%, 9/04/14	29,000	29,000,000
0.26%, 11/03/14	23,000	23,000,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	9,000	9,000,000
0.32%, 11/03/14	7,000	7,000,000
0.32%, 11/17/14	4,000	4,000,000
0.30%, 1/08/15	10,000	10,000,000
Credit Suisse, NY, 0.30%, 11/14/14	15,000	15,000,000
Deutsche Bank AG, NY, 0.31%, 8/22/14 (a)	17,000	17,000,000
National Australia Bank Ltd., NY, 0.24%, 8/08/14 (a)	30,000	30,000,067
National Bank of Canada, NY (a):
0.30%, 10/09/14	15,600	15,600,000
0.23%, 1/20/15	25,000	25,000,000
Natixis, NY, 0.28%, 9/08/14 (c)	27,000	26,999,721
Norinchukin Bank, NY:
0.10%, 8/05/14	40,000	40,000,000
0.10%, 8/06/14	15,000	15,000,000
Rabobank Nederland NV, NY:
0.27%, 9/16/14 (a)	45,000	45,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Rabobank Nederland NV, NY (concluded):
0.35%, 1/12/15	$24,000	$24,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	13,000	13,000,000
0.26%, 12/05/14 (a)	10,000	10,000,000
0.26%, 1/21/15 (a)	25,000	25,000,000
0.26%, 2/04/15 (a)	24,000	24,000,000
Skandinaviska Enskilda Banken, NY:
0.23%, 12/08/14	39,000	39,000,000
0.23%, 1/13/15	24,500	24,500,000
Societe Generale, NY, 0.33%, 9/19/14 (c)	13,000	13,000,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 8/20/14	20,000	20,000,000
0.25%, 10/14/14	41,000	41,000,420
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 1/28/15	36,000	36,000,000
Toronto-Dominion Bank, NY, 0.25%, 10/08/14	40,000	40,000,000
UBS AG, Stamford, 0.23%, 10/06/14 (c)	27,000	27,000,000
Westpac Banking Corp., NY (a):
0.23%, 8/28/14	27,000	27,000,000
0.22%, 10/08/14	28,500	28,500,000
0.24%, 5/05/15	14,000	14,000,000

		989,570,064
Total Certificates of Deposit — 49.0%		1,140,570,064

Commercial Paper
ANZ New Zealand (Int’l) Ltd., 0.24%, 4/15/15 (a)	15,000	15,000,000
Aspen Funding Corp., 0.34%, 8/29/14 (d)	36,000	35,990,480
BNP Paribas Finance, Inc., 0.30%, 10/16/14 (d)	28,000	27,982,267
CAFCO LLC (d):
0.24%, 8/12/14	10,000	9,999,267
0.24%, 12/22/14	24,000	23,977,120
Chariot Funding LLC (d):
0.22%, 8/27/14	9,000	8,998,570
0.22%, 10/09/14	35,000	34,985,242
Collateralized Commercial Paper Co. LLC (d):
0.30%, 8/01/14	33,000	33,000,000
0.27%, 10/23/14	60,300	60,262,463
0.30%, 2/09/15	15,000	14,976,000
Credit Agricole North America, Inc., 0.25%, 9/12/14 (d)	3,000	2,999,125

READY ASSETS PRIME MONEY FUND	JULY 31, 2014	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Fairway Finance Co. LLC, 0.18%, 8/06/14 (a)	$11,000	$11,000,000
General Electric Capital Corp., 0.21%, 2/10/15 (d)	25,500	25,471,291
HSBC Bank PLC, 0.25%, 11/19/14 (a)	20,000	20,000,000
ING (U.S.) Funding LLC (d):
0.23%, 9/17/14	7,000	6,997,898
0.23%, 10/01/14	20,000	19,992,205
0.25%, 12/05/14	20,000	19,982,500
Natixis U.S. Finance Co. LLC., 0.10%, 8/06/14 (d)	53,000	52,999,264
Nederlandse Waterschapsbank NV, 0.20%, 8/13/14 (a)	30,000	30,000,000
Westpac Banking Corp., 0.23%, 7/02/15 (a)	18,750	18,749,120
Total Commercial Paper — 20.3%		473,362,812

Corporate Notes — 0.9%
Svenska Handelsbanken AB, 0.28%, 1/15/15 (a)(e)	20,200	20,200,000

Municipal Bonds (c)
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.06%, 8/07/14	12,800	12,800,000
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.07%, 8/07/14	17,500	17,500,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.06%, 8/07/14 (e)	11,000	11,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.07%, 8/07/14	6,000	6,000,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Liquidity Guarantor), 0.07%, 8/07/14	10,200	10,200,000
Municipal Bonds (c)	Par (000)	Value
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.09%, 8/07/14	$9,600	$9,600,000
New York State HFA, Series A:
HRB, VRDN, 125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.06%, 8/07/14	13,000	13,000,000
HRB, VRDN, East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.06%, 8/06/14	16,000	16,000,000
New York State HFA, Refunding, HRB, VRDN, Series L (Bank of America NA LOC), 0.06%, 8/07/14	8,800	8,800,000
Westchester County Healthcare Corp., RB, VRDN, Sr Lien, Series D (TD Bank NA LOC), 0.10%, 8/07/14	20,000	20,000,000
Total Municipal Bonds — 5.4%		124,900,000

Time Deposits — 1.2%
ING Bank NV, Amsterdam, 0.10%, 8/04/14	29,000	29,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.15%, 2/27/15 (a)	28,000	27,995,949
Federal Home Loan Bank, 0.08%, 8/15/14 (d)	27,200	27,199,207
Federal Home Loan Bank, 0.08%, 9/19/14 (d)	12,900	12,898,595
Federal Home Loan Bank Discount Notes, 0.08%, 9/17/14 (d)	7,000	6,999,296
Freddie Mac Variable Rate Notes, 0.14%, 11/25/15 (a)	15,000	15,000,000
Total U.S. Government Sponsored Agency Obligations — 3.9%		90,093,047

U.S. Treasury Obligations
U.S. Treasury Notes:
2.38%, 10/31/14	18,000	18,099,253
0.25%, 1/31/15	16,000	16,007,764
0.25%, 7/15/15	47,000	47,042,594

2	READY ASSETS PRIME MONEY FUND	JULY 31, 2014

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
0.07%, 1/31/16 (a)	$20,000	$19,992,702
0.09%, 4/30/16 (a)	51,293	51,293,177
Total U.S. Treasury Obligations — 6.6%		152,435,490

Repurchase Agreements
Barclays Capital, Inc., 0.22%, 9/10/14(Purchased on 6/10/14 to be repurchased at $18,010,120, collateralized by a U.S. Treasury Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% - 6.10%, due 12/11/14 - 1/16/43, original par and fair value of $134,958,791 and $18,740,258, respectively)	18,000	18,000,000
Total Value of Barclays Capital, Inc. (collateral value of $18,740,258)		18,000,000
Deutsche Bank Securities, Inc., 0.39%, 8/07/14(Purchased on 7/31/14 to be repurchased at $15,001,138, collateralized by a Corporate/Debt Obligation, 7.70% due 2/15/17, original par and fair value of $14,960,900 and $17,250,001, respectively) (c)	15,000	15,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14(Purchased on 7/31/14 to be repurchased at $23,225,065, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00% due 1/20/40, original par and fair value of $24,780,338 and $24,850,751, respectively)	23,225	23,225,000
Deutsche Bank Securities, Inc., 0.15%, 8/01/14(Purchased on 5/29/14 to be repurchased at $36,009,600, collateralized by a Corporate/Debt Obligation, 0.00% due 10/20/14, original par and fair value of $37,825,415 and $37,800,000, respectively)	36,000	36,000,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.18%, 8/01/14(Purchased on 7/31/14 to be repurchased at $10,000,050, collateralized by a Corporate/Debt Obligation, 0.00% due 12/23/14, original par and fair value of $10,505,099 and $10,500,001, respectively)	$10,000	$10,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $90,400,753)		84,225,000
Goldman Sachs & Co., 0.15%, 8/05/14(Purchased on 7/29/14 to be repurchased at $26,000,758, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% - 4.50%, due 2/01/42 - 10/01/43, original par and fair value of $29,400,302 and $26,780,000, respectively)	26,000	26,000,000
Goldman Sachs & Co., 0.15%, 8/07/14(Purchased on 7/31/14 to be repurchased at $36,001,050, collateralized by various U.S. Government Sponsored Agency Obligations, 2.27% - 6.00%, due 8/01/26 - 4/16/44, original par and fair value of $120,928,858 and $37,431,237, respectively)	36,000	36,000,000
Total Value of Goldman Sachs & Co. (collateral value of $64,211,237)		62,000,000
Mizuho Securities USA, Inc., 0.10%, 8/01/14(Purchased on 7/31/14 to be repurchased at $70,000,194, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% - 6.35%, due 2/25/33 - 12/25/43, original par and fair value of $467,547,600 and $76,284,028, respectively)	70,000	70,000,000

READY ASSETS PRIME MONEY FUND	JULY 31, 2014	3

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.14%, 9/01/14(Purchased on 7/31/14 to be repurchased at $30,030,400, collateralized by various U.S. Treasury Obligations, 0.00% - 2.75%, due 8/07/14 - 4/30/18, original par and fair value of $30,516,800 and $30,600,050, respectively) (c)	$30,000	$30,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $106,884,078)		100,000,000
Wells Fargo Securities, LLC, 0.38%, 8/07/14(Purchased on 5/08/14 to be repurchased at $17,016,329, collateralized by various Corporate/Debt Obligations, 3.70% - 4.88%, due 11/15/23 - 11/01/43, original par and fair value of $17,286,573 and $17,850,001, respectively)	17,000	17,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.46%, 10/14/14(Purchased on 7/16/14 to be repurchased at $20,023,000, collateralized by various Corporate/Debt Obligations, 5.85% - 6.50%, due 3/15/35 - 11/15/43, original par and fair value of $17,214,203 and $21,000,000, respectively)	$20,000	$20,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $38,850,001)		37,000,000
Total Repurchase Agreements — 12.9%		301,225,000
Total Investments (Cost — $2,331,786,413*) — 100.2%		2,331,786,413
Liabilities in Excess of Other Assets — (0.2)%		(5,681,888)

Net Assets — 100.0%		$2,326,104,525

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

4	READY ASSETS PRIME MONEY FUND	JULY 31, 2014

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:	—	$2,331,786,413	—	$2,331,786,413
[1] See above Schedule of Investments for values in each sector.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $4,936 is categorized as Level 1.

There were no transfers between levels during the period ended July 31, 2014.

READY ASSETS PRIME MONEY FUND	JULY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: September 25, 2014